COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2018	166,291
2019	163,956
2020	114,695
2021	71,122
2022	46,378
2023 and thereafter	48,108
Total	610,550